Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
Financial	assets at fair value through profit or loss as of December 31, 2022 and 2023 are as follows:

	2022		2023
Debt instruments:
Governments	~~W~~	5,961,610	6,392,302
Financial institutions		11,788,689	12,590,217
Corporations		7,826,772	10,949,245
Stocks with put option		359,795	651,045
Equity investment with put option		3,185,222	5,019,107
Beneficiary certificates		13,782,117	14,489,698
Commercial papers		4,939,927	8,631,502
CMA		3,850,613	3,473,984
Others (*)		3,464,559	3,274,992

		55,159,304	65,472,092
Equity instruments:
Stocks		3,739,343	3,732,637
Equity investment		38,515	8,093
Others		79,854	110,731

		3,857,712	3,851,461

	~~W~~	59,017,016	69,323,553

Other:
Loans at FVTPL	~~W~~	2,389,180	1,758,562
Due from banks at fair value		26,116	30,743
Gold/silver deposits		75,969	103,706

	~~W~~	61,508,281	71,216,564

(*)	As of December 31, 2022 and 2023, restricted reserve for claims of customers’ deposits (trusts) are ~~W~~ 1,705,724 million and ~~W~~ 1,841,473 million, respectively.